Stock-Based Compensation (Details) - USD ($)			12 Months Ended
	Dec. 08, 2021	Nov. 23, 2020	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Shares of common stock available (in Shares)			1,350,000
Stock grants (in Shares)	43,000	1,350,054
Vested and issued percentage		100.00%
Post-split value		$0.015
Stock compensation		$ 20,000
Issuance of common stock option value				$ 2,500,000
Contractual term	10 years
Stock compensation expense				56,000
Weighted-average grant-date fair value (in Dollars per share)			$ 1.31
Fair value of options vested			$ 0	$ 56,000
Restricted stock awards			$ 419,000